Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000028538
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 15,591	$ 11,956	$ 12,241	$ 16,515	$ 11,633	$ 14,326	$ 11,791	$ 11,581	$ 10,662	$ 10,249	$ 10,000
AllianceBernstein Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Account Value	$ 25,431	19,024	17,219	21,122	15,042	14,413	12,789	12,643	10,298	10,177	10,000
Alliance Bernstein Index: FTSE EPRA/NAREIT Developed RE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed RE Index (net)
Account Value	$ 13,260	$ 10,322	$ 10,984	$ 14,635	$ 10,298	$ 13,362	$ 11,108	$ 11,075	$ 10,437	$ 10,184	$ 10,000